Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Operating activities
Net income	$ 2,155,463,000	¥ 176,748,000,000	¥ 157,827,000,000	¥ 41,203,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,098,854,000	90,106,000,000	89,467,000,000	91,319,000,000
Deferred income taxes	98,171,000	8,050,000,000	6,783,000,000	(7,358,000,000)
Net loss (gain) from sale of investment securities and subsidiaries	30,683,000	2,516,000,000	54,000,000	(679,000,000)
Net gain on sale of property	(11,159,000)	(915,000,000)	(2,807,000,000)	(373,000,000)
Loss on disposal of fixed assets	25,707,000	2,108,000,000	1,928,000,000	2,244,000,000
Impairment loss on long-lived assets	37,878,000	3,106,000,000	5,142,000,000	3,332,000,000
Pension and retirement benefits, net	18,732,000	1,536,000,000	(3,795,000,000)	(55,000,000)
Changes in assets and liabilities:
Decrease (increase) in trade receivables	(266,610,000)	(21,862,000,000)	(147,477,000,000)	(71,459,000,000)
Decrease (increase) in inventories	(1,675,049,000)	(137,354,000,000)	(97,790,000,000)	117,707,000,000
Increase (decrease) in trade payables	(465,939,000)	(38,207,000,000)	101,595,000,000	(8,354,000,000)
Increase (decrease) in income taxes payable	(185,183,000)	(15,185,000,000)	17,876,000,000	11,311,000,000
Other, net	426,354,000	34,961,000,000	21,599,000,000	3,323,000,000
Net cash provided by operating activities	1,287,902,000	105,608,000,000	150,402,000,000	182,161,000,000
Investing activities
Capital expenditures	(1,537,683,000)	(126,090,000,000)	(100,820,000,000)	(92,401,000,000)
Proceeds from sale of property	102,000,000	8,364,000,000	9,605,000,000	11,212,000,000
Proceeds from sale of available for sale investment securities	21,427,000	1,757,000,000	2,132,000,000	1,005,000,000
Purchases of available for sale investment securities	(17,768,000)	(1,457,000,000)	(1,379,000,000)	(4,826,000,000)
Proceeds from sale of subsidiaries, net of cash disposed				661,000,000
Acquisition of subsidiaries and equity investees, net of cash acquired	(105,476,000)	(8,649,000,000)	976,000,000	1,107,000,000
Collection of loan receivables	25,622,000	2,101,000,000	1,926,000,000	11,559,000,000
Disbursement of loan receivables	(5,366,000)	(440,000,000)	(1,236,000,000)	(667,000,000)
Decrease (increase) in time deposits, net	(1,524,000)	(125,000,000)	287,000,000	(617,000,000)
Net cash used in investing activities	(1,518,768,000)	(124,539,000,000)	(88,509,000,000)	(72,967,000,000)
Financing activities
Proceeds from long-term debt	1,827,366,000	149,844,000,000	72,681,000,000	155,641,000,000
Repayments on long-term debt	(1,089,415,000)	(89,332,000,000)	(89,941,000,000)	(73,052,000,000)
Increase (decrease) in short-term debt, net	1,053,805,000	86,412,000,000	11,592,000,000	(139,067,000,000)
Repayments of capital lease obligations	(552,085,000)	(45,271,000,000)	(28,637,000,000)	(31,240,000,000)
Sale (purchase) of treasury stock, net	(374,146,000)	(30,680,000,000)	175,000,000	132,000,000
Dividends paid	(484,159,000)	(39,701,000,000)	(25,178,000,000)	(25,180,000,000)
Other, net	(152,329,000)	(12,491,000,000)	2,943,000,000	(3,597,000,000)
Net cash provided by (used in) financing activities	229,037,000	18,781,000,000	(56,365,000,000)	(116,363,000,000)
Effect of exchange rate change on cash and cash equivalents	(12,134,000)	(995,000,000)	(3,733,000,000)	(965,000,000)
Net increase (decrease) in cash and cash equivalents	(13,963,000)	(1,145,000,000)	1,795,000,000	(8,134,000,000)
Cash and cash equivalents, beginning of year	1,027,122,000	84,224,000,000	82,429,000,000	90,563,000,000
Cash and cash equivalents, end of year	$ 1,013,159,000	¥ 83,079,000,000	¥ 84,224,000,000	¥ 82,429,000,000